Vanguard Emerging Markets Select Stock Fund
Supplement Dated May 25, 2023, to the Prospectus and Summary Prospectus Dated February 27, 2023
Important Changes to Vanguard Emerging Markets Select Stock Fund

Effective immediately, Janet Wang has been added as co-portfolio manager of Oaktree Fund Advisors, LLC’s (Oaktree) portion of Vanguard Emerging Markets Select Stock Fund (the Fund). She joins Frank Carroll, who will continue to co-manage Oaktree’s portion of the Fund.
Also effective immediately, Akhil Subramanian has been added as co-portfolio manager of Pzena Investment Management, LLC’s (Pzena) portion of the Fund. He joins Rakesh Bordia, Allison Fisch, and Caroline Cai, who will continue to co-manage Pzena’s portion of the Fund.
The Fund’s investment objective, strategies, and policies remain unchanged.
Prospectus and Summary Prospectus Text Changes
The following is added under the heading “Investment Advisors” in the Fund Summary section:
Janet Wang, Managing Director and Portfolio Manager at Oaktree. She has co-managed a portion of the Fund since 2023.
Akhil Subramanian, Principal and Portfolio Manager at Pzena. He has co-managed a portion of the Fund since 2023.
Prospectus Text Changes
The following is added under the heading “Investment Advisors” in the More on the Fund section:
Janet Wang, Managing Director and Portfolio Manager at Oaktree. She has worked in investment management since 1999, has been with Oaktree since 2002, has managed investment portfolios since 2019, and has co-managed a portion of the Fund since May 2023. Education: B.S., Boston College; M.B.A., Columbia Business School.

Akhil Subramanian, Principal and Portfolio Manager at Pzena. He has worked in investment management since 2008, has been with Pzena since 2017, has managed investment portfolios since 2023, and has co-managed a portion of the Fund since May 2023. Education: B.S., University of Chicago; M.B.A., Columbia Business School.

© 2023 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 752A 052023

Vanguard Trustees’ Equity Fund

Supplement Dated May 25, 2023, to the Statement of Additional Information Dated February 27, 2023
Important Changes to Vanguard Emerging Markets Select Stock Fund
Effective immediately, Janet Wang has been added as co-portfolio manager of Oaktree Fund Advisors LLC’s (Oaktree) portion of Vanguard Emerging Markets Select Stock Fund (the Fund). She joins Frank Carroll, who will continue to co-manage Oaktree’s portion of the Fund.
Also effective immediately, Akhil Subramanian has been added as co-portfolio manager of Pzena Investment Management, LLC’s (Pzena) portion of the Fund. He joins Rakesh Bordia, Allison Fisch, and Caroline Cai, who will continue to co-manage Pzena’s portion of the Fund.
The Fund’s investment objective, strategies, and policies remain unchanged.
Statement of Additional Information Text Changes
In the Investment Advisory and Other Services section, the following text and table are added under the sub-heading “1. Other Accounts Managed” on page B-55:
Portfolio Manager		No. of accounts	Total assets	No. of accounts with performance-based fees	Total assets in accounts with performance-based fees
Janet Wang[1]	Registered investment companies	4	$599M	0	$0
	Other pooled investment vehicles	2	$1.8B	0	$0
	Other accounts	4	$1.8B	0	$0
1 Ms. Wang began co-managing a portion of Vanguard Emerging Markets Select Stock Fund on May 25, 2023. Information provided as of May 1, 2023.
Within the same section, the following text is added under the “4. Ownership of Securities” sub-heading:
As of May 1, 2023, Ms. Wang owned shares of Vanguard Emerging Markets Select Stock Fund within the $100,001-$500,000 range.
In the Investment Advisory and Other Services section, the following text and table are added under the sub-heading “1. Other Accounts Managed” on page B-56:
Portfolio Manager		No. of accounts	Total assets	No. of accounts with performance-based fees	Total assets in accounts with performance-based fees
Akhil Subramanian[1]	Registered investment companies	2	$1.3B	0	$0
	Other pooled investment vehicles	7	$1.2B	0	$0
	Other accounts	15	$3.9B	0	$0
1 Mr. Subramanian began co-managing a portion of Vanguard Emerging Markets Select Stock Fund on May 25, 2023. Information provided as of May 1, 2023.

Within the same section, the following replaces similar text under the “3. Description of Compensation” sub-heading:
As with all investment professionals at Pzena, Mr. Bordia, Ms. Cai, Ms. Fisch, and Mr. Subramanian are compensated through a combination of a fixed base salary, performance bonus, and equity ownership, if appropriate, due to superior personal performance.
Mr. Bordia, Ms. Cai, Ms. Fisch, and Mr. Subramanian are equity owners of Pzena.
Within the same section, the following text is added under the “4. Ownership of Securities” sub-heading:
As of May 1, 2023, Mr. Subramanian owned no shares of Vanguard Emerging Markets Select Stock Fund.
© 2023 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 046D 052023